Shareholders' equity - Additional Equity Activity (Details) $ / shares in Units, $ in Thousands												12 Months Ended
	Nov. 27, 2025 MXN ($)	May 26, 2025 MXN ($)	Apr. 25, 2025 MXN ($) installment $ / shares	Nov. 30, 2024 MXN ($)	May 31, 2024 MXN ($)	Apr. 26, 2024 MXN ($) installment $ / shares	Sep. 30, 2023 MXN ($) $ / shares	Jun. 22, 2023 MXN ($) $ / shares	Apr. 21, 2023 MXN ($) installment	Mar. 02, 2023 $ / shares	Feb. 13, 2023 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Dividends
Dividends approved			$ 4,500,000			$ 4,250,000			$ 2,300,000
Dividends per share | $ / shares			$ 5.767581004			$ 5.447158938	$ 1.281684668	$ 4.614064804		$ 3.716885536
Number of installments for payment of a cash dividend | installment			2			2			2
Dividends paid	$ 2,250,000	$ 2,250,000		$ 2,125,000	$ 2,125,000		$ 500,000	$ 1,800,000			$ 1,450,000
Period during which tax on dividend distributions and interim payments can be credited against income tax												2 years
Equity reserves
Percentage of annual net profits required to be reserved to legal reserve fund												5.00%
Percentage of share capital stock at par value required to be maintained in legal reserve fund												20.00%
Legal reserve fund not available for distribution												$ 59,556	$ 59,556	$ 59,556